Share-Based Payment	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
35	SHARE-BASED PAYMENT
At the Company’s Annual General Meeting (“AGM”) held on May 20, 2020, the shareholders of the Company approved the adoption of the Share Option Scheme (the “Scheme”), for the grant of share options (“Share Options”) to qualified participants.
Under the Scheme, participants are backbone management, technical and business personnel who have a direct impact on the Company’s operating performance and sustainable development. No Share Options had been granted to the directors, chief executive or substantial shareholder of the Company or any of their related parties.
The maximum number of shares to be issued upon the exercise of the Share Options granted under the Scheme shall not in aggregate exceed 10% of the total share capital of the Company as at the date of approval of the Scheme at a general meeting of shareholders.
On June 12, 2020 (the “Grant Date”), the Board of Directors of the Company approved the grant of Share Options representing an aggregate of 305,601,702 shares to 9,914 participants of the Scheme pursuant to the aforementioned authorization, which represented 1.5% of the Company’s issued share capital, at the exercise price of HK$55.00 per share. The exercise price of options shall be determined in accordance with the fair market price principle, with the base day for pricing being the Grant Date. The exercise price shall not be lower than the higher of the following prices: (i) the closing price of the Shares on the Grant Date; and (ii) the average closing price of the Shares on the HKEX for the five trading days prior to the Grant Date. Subject to the satisfaction of the conditions for vesting as provided under the Scheme, the Share Options granted shall be vested in three batches as follows: (i) the first batch (being 40% of the Share Options granted) will be vested on the first trading day after 24 months from the Grant Date; (ii) the second batch (being 30% of the Share Options granted) will be vested on the first trading day after 36 months from the Grant Date; and (iii) the third batch (being 30% of the Share Options granted) will be vested on the first trading day after 48 months from the Grant Date. Vesting period ends ten
years from the Grant Date.

(a)	Movements in share options
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	Share option scheme
	Average exercise price	Numbers of options
As of January 1, 2020	—	—
Granted	HK$55.00	305,601,702
Forfeited	HK$55.00	(899,000)
Exercised	—	—
Expired	—	—

As of December 31, 2020	HK$55.00	304,702,702

Vested and exercisable as of December 31, 2020	—	—

For the year ended December 31, 2020, as the condition for vesting of the Share Options had not been satisfied, no Share Options had been vested, and no ordinary shares had been issued by the Company as none of Share Options was exercisable.

(b)	Outstanding share options
Details of the expiry dates, exercise prices and the respective numbers of share options which remained outstanding as of December 31, 2020 are as follows:

Grant date	Normal exercise period	Exercise price	No. of shares involved in the options outstanding as of December 31, 2020
June 12, 2020	June 12, 2022- June 12, 2030	HK$55.00	121,881,080
June 12, 2020	June 12, 2023- June 12, 2030	HK$55.00	91,410,811
June 12, 2020	June 12, 2024- June 12, 2030	HK$55.00	91,410,811

The options outstanding as of December 31, 2020 had a weighted average remaining contractual life of 9.5 years.

(c)	Fair value of share options
The Company has used the Binomial Model to determine the fair value of the Share Options as of the Grant Date, which is to be recorded in profit or loss over the vesting period.
The weighted average fair value of the Share Options granted by the Company was HK$4.00 per share. Other than the exercise price mentioned above, the model inputs to determine the fair value of Share Options granted during the year ended December 31, 2020 included:

Granted on June 12, 2020
The closing price at the Grant Date	HK$54.25
Risk - free interest rate	0.65%
Expected dividend yield	5.9%
Expected volatility (Note)	21.34%
Note:
The expected volatility is determined based on the historical average daily trading price volatility of the shares of the Company.